Capital - Additional Information (Detail) (USD $)	1 Months Ended										3 Months Ended					4 Months Ended	12 Months Ended										1 Months Ended						12 Months Ended
	Sep. 30, 2012	Aug. 31, 2012	Jun. 30, 2012	May 15, 2012	Apr. 30, 2012	Mar. 12, 2012	Jan. 31, 2012	Oct. 31, 2011	May 31, 2011	Jan. 31, 2011	Jun. 30, 2012	Apr. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Apr. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2012	Apr. 19, 2012	Nov. 17, 2011	Nov. 04, 2011	May 13, 2011	Aug. 06, 2010	Aug. 22, 2007	Dec. 31, 2011 Former Consultant	Dec. 15, 2011 Former Consultant	Aug. 22, 2007 Preamendment	Apr. 30, 2012 Post Stock Split	Jan. 31, 2012 Post Stock Split	Dec. 31, 2011 Post Stock Split	Dec. 31, 2012 Warrant	Mar. 19, 2012 Post Amendment
Class of Stock [Line Items]
Common stock, shares authorized														600,000,000			600,000,000	600,000,000							600,000,000	100,000,000			100,000,000
Common stock, par value														$ 0.001			$ 0.001	$ 0.001					$ 0.001		$ 0.006	$ 0.001			$ 0.001
Forward stock split per common stock																			6
Number of shares surrendered for cancellation								30,000,000													14,000,000	1,000,000								15,000,000
Common stock, shares issued					15,800,000							15,800,000		16,502,121		15,800,000	62,660,778	16,502,121													29,000,000	29,000,000
Common stock, outstanding					15,800,000							15,800,000		16,502,121		15,800,000	62,660,778	16,502,121													29,000,000	29,000,000
Share subscription price per share														$ 0.50				$ 0.50
Agreement investment amount in common equity																	$ 100,000
Additional investment amount in common stock of company under financing agreement																	1,900,000
Number of shares of common stock issuable to investing company under financing agreement																	2
Number of warrants to purchase common stock issuable to investing company under financing agreement																	2
Exercise price of shares issued	$ 0.50		$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50					$ 0.50	$ 0.50			$ 0.50	$ 0.50
Investment warrants term of warrants	5 years		5 years		5 years	5 years	5 years					5 years	5 years			5 years	5 years
Proceeds from subscriptions representing financial obligation				775,000	200,000		325,000					200,000	200,000			200,000
Issuance of common stock, financing transactions, pre-merger, shares					400,000	800,000	650,000					800,000	400,000			1,450,000
Number of warrants issuable related to subscription	1,000,000		2,200,000	1,550,000	400,000	800,000	650,000				2,200,000	400,000	400,000			400,000
Proceeds related to the issued equity securities																	400,000																90,535
Number of warrants issued from proceeds of sale of equity securities																	800,000
Number of shares issuable related to subscription	1,000,000		2,200,000	1,550,000		800,000					2,200,000
Preferred stock, shares authorized														50,000,000			50,000,000	50,000,000																50,000,000
Preferred stock, par value														$ 0.001			$ 0.001	$ 0.001																$ 0.001
Preferred stock subscribed																																		0
Preferred stock, shares issued																																		0
Common stock issued in lieu of cash payments								1,553,776			80,000			40,000	792,752			2,571,832	105,304
Exercice price per share of stock issued for cash								$ 0.125			$ 0.125			$ 0.125	$ 0.125				$ 0.125
Amount of cash investment exchanged to common stock			10,000								10,000
Common stock shares issued in fulfillment of subscription	1,000,000		2,200,000
Number of shares issuable related to subscription		$ 500,000	$ 1,100,000								$ 1,100,000									$ 500,000
Common stock issued for conversion of Notes		27,158,657
Shares issued as lieu of cash wages														2,451,832				2,451,832
Shares issued to former consultant																											40,000	40,000
Common stock issued, per share								$ 0.125	$ 0.125	$ 0.125
Common share purchased																								80,000